Share-based compensation - Somos - Anglo (Predecessor) (Tables)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Share-based compensation
Schedule of changes in share-based plan arrangements
Vasta Plans	December 31, 2019	Employees Shares transferred from Cogna to the Company (c)	Share units granted July	Share units granted in November	Share units to be issued and delivered	December 31, 2020
Bonus Vasta Plan to Vasta (a)	-	-	142,323	-	(142,323)	-
Bonus Vasta Plan to Cogna (a)	-	-	269,080	-	(269,080)	-
Long term investment – Vasta to Vasta and Cogna (b)	-	29,736	821,918	80,950	-	932,604

Total	-	29,736	1,233,321	80,950	(411,404)	932,603

(a)

IPO Bonus – Part of RSUs were considered as IPO Bonus, being 411,404 (see column share units to be issued and delivered) share units granted to Vasta and Cogna employees at USD 19,00 unit price (fair value) exchanged to US dollar at R$ 5.14. The amount of compensation based on share units was R$ 29,124, net of withholding taxes, affected consolidated statement of Profit and Loss and Equity reserves as well as R$ 10,408 referred to labor charges which impacted the consolidated statement of Profit and Loss and consequently, labor liability. This RSU plan will be settled with shares after the lock up period of 1 year, and those shares will be purchased and delivered after the lock up period.

(b)

Long Term Investment – (“ILP”) – The Company compensates part of its employees and management. This plan will grant up to 3% of the Company’s class A share units. The Company will grant the limit of five tranches approved by the Company’s Board of Directors. The fair value of share units is measured at market value quoted on the grant date, the plan presents vesting period corresponding to 5 years added by expected volatility of 30%, and it will be settled with Company shares, all taxes and contributions being paid by the Company without additional costs to employees and management.

(c)

On July 31, 2020, part of Vasta management eligible to Cogna Plan had cancelled 330,322 shares not vested pertained to Cogna Group and the Company offered 29,736 Vasta share units through process of shares rearrangement.

Somos - Anglo (Predecessor)
Share-based compensation
Schedule of share-based plan arrangements
Share-based Plan arrangements	2014	2015	2016	2017	2018
Estimated grant date	31-05-15	31-05-16	31-05-17	31-05-18	31-05-19
Share price at estimated grant date R$	12.33	9.47	14.35	21.69	22.60
Vesting period	annually for 5 years from 2015	annually for 5 years from 2016	annually for 5 years from 2017	annually for 5 years from 2018	annually for 5 years from 2019

Schedule of changes in share-based plan arrangements
		Original Terms		Amended Terms
	As of December 31, 2017	Granted during the period	Settled during the period	Reclassified	Granted during the period	As of October 10, 2018 (i)	Weighted average price of settled shares
Equity Settled	949,236	172,430	(558,364)	(111,477)	—	451,825	11.51
Cash Settled	—	—	—	111,477	1,793,053	1,904,530	23.75
Total	949,236	172,430	(558,364)	—	1,793,053	2,356,355

_______________

(i)

With the effective transfer of the control of Somos Group to SABER Serviços Educacionais S.A. (“SABER”), indirect subsidiary of Cogna Educação S.A, on October 11, 2018, all shares granted and undelivered were settled by Somos Group (see Note 30).